Lease Liabilities (Details) - Schedule of Amounts Recognized in Profit or Loss	12 Months Ended
	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 MYR (RM)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 MYR (RM)
Schedule of Amounts Recognized in Profit or Loss [Abstract]
Depreciation of right-of-use assets	RM 807,438	$ 171,223	RM 964,722	$ 204,577	RM 647,746
Interest expense on lease liabilities (Note 14)	182,280	38,654	210,365		232,582
Short-term lease expenses (Note 17)	62,689	13,293	397,636		344,031
Amounts related to lease liabilities recognized in profit or loss	RM 1,052,407	$ 223,170	RM 1,572,723		RM 1,224,359